UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

Dryden Government Income Fund, Inc.

Schedule of Investments

as of November 30, 2007 (Unaudited)

Principal Amount (000) #		Description	Value
LONG-TERM INVESTMENTS 99.8%

Asset Backed Security 0.4%
		Citibank Credit Card Issuance Trust,
		Ser. 2007-A8, Class A8,
$3,500		5.65%, 9/20/19	$3,620,523

Collateralized Mortgage Obligations 7.9%
		Federal Home Loan Mortgage Corp.,
		Ser. 2496, Class PM,
9,000		5.50%, 9/15/17	9,033,794
		Ser. 2501, Class MC,
6,604		5.50%, 9/15/17	6,700,740
		Ser. 2513, Class HC,
6,650		5.00%, 10/15/17	6,656,089
		Ser. 2518, Class PV,
5,500		5.50%, 6/15/19	5,469,448
		Federal National Mortgage Association,
		Ser. 2002-18, Class PC,
11,050		5.50%, 4/25/17	11,245,992
		Ser. 2002-57, Class ND,
6,114		5.50%, 9/25/17	6,198,089
		Ser. 2002-94, Class HQ,
18,000		4.50%, 1/25/18	17,549,280
		MLCC Mortgage Investors, Inc.,
		Ser. 2003-E, Class A1,
478		5.099%, 10/25/28 FRN	476,943
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A3,
1,554		4.17%, 2/25/34	1,581,580

		Total collateralized mortgage obligations	64,911,955

Commercial Mortgage Backed Securities 7.1%
		Bear Stearns Commercial Mortgage Securities, Inc.,
		Ser. 2000-WF1, Class A1,
209	(c)	7.64%, 2/15/32	210,406
		Ser. 2004-T16, Class A5,
10,800		4.60%, 2/13/46	10,444,826
		Ser. 2006-PW11, Class A4,
2,000		5.624%, 3/11/39	2,018,238
		Ser. 2006-T22, Class A4,
6,000		5.632%, 4/12/38	6,083,231
		First Union National Bank Commercial Mortgage Trust,
		Ser. 2000-C1, Class A1,
300		7.739%, 5/17/32	299,945
		GS Mortgage Securities Corp. II,
		Ser. 2003-C1, Class A3,
18,200		4.608%, 1/10/40	17,737,056
		MLCC Mortgage Trust,

		Ser. 2007-5, Class A4,
5,000		5.378%, 8/12/48	4,952,834
		Merrill Lynch Mortgage Trust,
		Ser. 2006-C1, Class ASB,
5,000		5.842%, 5/12/39	5,132,317
		Morgan Stanley Capital I,
		Ser. 2005-T19, Class AAB,
3,625		4.852%, 6/12/47	3,577,992
		Ser. 2006-IQ11, Class A4,
7,200		5.944%, 10/15/42	7,376,647
		Morgan Stanley Dean Witter Capital I,
		Ser. 2001-TOP1, Class A2,
605		6.32%, 2/15/33	603,031

		Total commercial mortgage backed securities	58,436,523

Corporate Bond 0.4%
		Depfa ACS Bank, 144A
2,960	(c)	5.125%, 3/16/37	2,949,525

Mortgage Backed Securities 63.9%
		Federal Home Loan Mortgage Corp.,
4,449		3.532%, 5/1/34 FRN	4,493,726
10,529		3.787%, 6/1/34 FRN	10,566,157
34,138		5.00%, 6/1/33 - 5/1/34	33,568,925
27,000		5.50%, TBA 30 YR	27,000,000
2,562		6.00%, 8/1/32 - 9/1/34	2,607,342
23,000	(f)	6.00%, TBA 30 YR	23,345,000
1,679		6.50%, 8/1/10 - 9/1/32	1,732,197
995		7.00%, 8/1/11 - 9/1/32	1,018,780
44	(a)	7.50%, 6/1/24	47
232		8.00%, 3/1/22 - 5/1/23	247,108
181		8.50%, 12/1/10 - 9/1/19	193,169
190		9.00%, 1/1/20	202,266
145		11.50%, 10/1/19	163,549
		Federal National Mortgage Association,
3,064		3.496%, 6/1/34 FRN	3,107,338
26,518		3.501%, 5/1/34 FRN	26,890,799
14,206		3.596%, 7/1/33 FRN	14,375,754
1,838		3.789%, 4/1/34 FRN	1,809,649
4,315		3.985%, 9/1/33 FRN	4,233,093
5,026		4.243%, 4/1/34 FRN	5,017,109
4,274		4.478%, 6/1/34 FRN	4,302,133
1,357		4.50%, 1/1/20	1,337,460
6,657		4.869%, 10/1/34 FRN	6,645,786
10,564		4.984%, 6/1/36 FRN	10,751,948
16,338		5.00%, 7/1/18 - 12/1/31	16,365,830
16,000	(f)	5.00%, TBA 30 YR	15,680,000
93,893		5.50%, 8/1/15 - 11/1/35	94,176,373
12,000		5.50%, TBA 15 YR	12,138,744
18,648		6.00%, 11/1/14 - 1/1/36	18,991,651
104,600	(f)	6.00%, TBA 30 YR	106,299,750
4,140		6.276%, 3/1/11	4,330,028
21,612		6.50%, 4/1/09 - 10/1/37	22,293,174
10,702		7.00%, 4/1/11 - 2/1/36	11,188,366
1,348		7.50%, 1/1/08 - 10/1/26	1,375,377
19		8.50%, 6/1/17 - 3/1/25	19,767

	172		9.00%, 4/1/25	187,086
	52		9.50%, 1/1/25 – 2/1/25	57,097
			Government National Mortgage Association,
	11,990		5.00%, 7/15/33 - 4/15/34	11,925,280
	5,812		5.50%, 2/15/34 - 2/15/36	5,895,430
	10,000		6.00%, TBA 30 YR	10,256,250
	8,238		7.00%, 2/15/09 - 2/15/29	8,740,086
	1,079		7.50%, 4/15/08 - 7/15/24	1,145,011
	858		8.50%, 4/15/25	935,730
	581		9.50%, 10/15/09 - 8/20/21	632,022

			Total mortgage backed securities	526,242,387

	Small Business Administration Agency 2.9%
			Small Business Administration Participation Certificates,
			Ser. 1995-20B,
	1,727		8.15%, 2/1/15	1,798,525
			Ser. 1995-20L,
	5,167		6.45%, 12/1/15	5,315,214
			Ser. 1996-20H,
	5,832		7.25%, 8/1/16	6,073,302
			Ser. 1996-20K,
	3,824		6.95%, 11/1/16	3,977,869
			Ser. 1997-20A,
	1,747		7.15%, 1/1/17	1,819,416
			Ser. 1998-20I,
	4,399		6.00%, 9/1/18	4,540,272

			Total small business administration agency	23,524,598

	Sovereign Bonds 0.7%
			Deutsche Bundesrepublik,
			Ser. 05,
EUR	1		4.00%, 1/4/37	668
			Hungary Government,
			Ser. 15/A,
HUF	487,110		8.00%, 2/12/15	2,963,561
			Poland Government,
			Ser. 1015,
PLN	6,480		6.25%, 10/24/15	2,688,855
			Sweden Government,
			Ser. 1040,
SEK	2,580		6.50%, 5/5/08	407,514

			Total sovereign bonds	6,060,598

	U.S. Government Agency Securities 15.6%
			Federal Farm Credit Bank,
	1,870		4.875%, 1/17/17	1,916,928
			Federal Home Loan Bank,
	6,905	(b)	4.375%, 10/22/10	7,027,847
	19,770		4.625%, 10/10/12	20,282,043
	3,135	(b)	5.00%, 11/17/17	3,236,909
			Federal Home Loan Mortgage Corp.,
	7,200		5.125%, 11/17/17	7,499,520
	3,110	(c)	5.35%, 11/14/11	3,151,727
			Federal National Mortgage Association,

5,470	5.00%, 3/15/16	5,663,436
49,870	5.30%, 2/22/11	50,000,609
	Financing Corp. Principal FICO STRIPS
10,000	Zero Coupon, 5/11/18	6,252,980
	Tennessee Valley Authority,
	Ser. B,
23,590	4.375%, 6/15/15	23,450,748

	Total U.S. government agency securities	128,482,747

U.S. Government Treasury Obligations 0.9%
	United States Treasury Notes,
230	4.25%, 11/15/17	235,283
	United States Treasury Strip,
12,610	Zero Coupon, 5/15/21	6,885,186

	Total U.S. government treasury obligations	7,120,469

	Total long-term investments (cost $813,422,298)	821,349,325

SHORT-TERM INVESTMENTS 24.2%

U.S. Government Agency Security 3.1%
	Federal Home Loan Mortgage Corp.,
	Discount Note
25,500	Zero Coupon, 2/19/08 (cost $25,247,784)	25,267,389

Shares
Affiliated Mutual Funds 21.0%
11,788,290	Dryden Core Investment Fund—Dryden Short-Term Bond Series (cost $116,815,242)(e)	111,517,226
61,783,934	Dryden Core Investment Fund—Taxable Money Market Series (cost $61,783,934; includes $9,712,060 of cash collateral received for securities on loan)(d)(e)	61,783,934

	Total affiliated mutual funds (cost $178,599,176)	173,301,160

Contracts/Notional Amounts (000) #
OUTSTANDING OPTIONS PURCHASED 0.1%

Call Option 0.1%
81,000	Swap 3 Month LIBOR, expiring 10/19/09 @ 50.25%	313,763

Put Options
847	Currency option on USD vs. ISK, expiring 6/3/08 @ FX Rate 66.25	55,746
820	Currency option on USD vs. ISK, expiring 8/5/08 @ FX Rate 67.75	62,739
833	Currency option on USD vs. PLN, expiring 7/3/08 @ FX Rate 2.76	96,720

		215,205

	Total outstanding options purchased (cost $276,603)	528,968

	Total short-term investments (cost $204,123,563)	199,097,517

	Total Investments, Before Security Sold Short(g) 124.0% (cost $1,017,545,861)	1,020,446,842

Principal Amount (000) #
SECURITY SOLD SHORT (7.2)%
Mortgage Backed Security
	Federal National Mortgage Association, TBA
	5.50%, 12/1/34
59,000	(proceeds $58,494,297)	(59,092,158)

	Total Investments, Net of Security Sold Short 116.8% (cost $959,051,564)	961,354,684
	Other liabilities in excess of other assets(h) (16.8%)	(138,104,541)

	Net Assets 100.0%	$823,250,143

144A—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AUD—	Australian Dollar
EUR—	Euro
FICO—	Financing Corporation
FRN—	Floating Rate Note
GBP—	Pound Sterling
HUF—	Hungarian Forint
ISK—	Icelandic Krona
NZD—	New Zealand Dollar
PLN—	Polish Zloty
SEK—	Swedish Krona
TBA—	To Be Announced
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents actual principal amount (not rounded to nearest thousand).
(b)	All or portion of securities on loan with an aggregate market value of $9,528,091; cash collateral of $9,712,060 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or partial principal amount pledged as collateral for financial futures contracts.
(d)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Short-Term Bond Series.
(f)	All or partial principal amount of $84,100,000 represents to-be-announced (“TBA”) security acquired under mortgage dollar roll agreement.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 1,017,961,173	$ 11,101,760	$ (8,616,091)	$ 2,485,669

The difference between book basis and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

(h)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swap agreements as follows:

Futures contracts outstanding at November 30, 2007:

Number of Contracts	Type	Expiration Date	Value at November 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
435	10 Yr. U.S. Treasury Notes	Mar. 2008	$49,243,360	$49,016,482	$226,878
489	20 Yr. U.S. Treasury Bond	Mar. 2008	57,304,688	57,337,998	(33,310)
	Sovereign Bonds
13	10 Yr. Australian Bond	Dec. 2007	1,079,152	1,080,050	(898)
23	10 Yr. Euro Bund	Dec. 2007	3,848,643	3,785,472	63,171
37	Euro Schaltz	Dec. 2007	5,610,489	5,597,798	12,691
3	10 Yr. U.K. Gilt	Mar. 2008	675,678	679,812	(4,134)
2	3 Mo. New Zealand Bill	Mar. 2008	1,391,863	1,391,100	763
	Short Positions:
104	2 Yr. U.S. Treasury Notes	Dec. 2007	21,843,250	21,571,747	(271,503)
127	5 Yr. U.S. Treasury Notes	Dec. 2007	14,017,625	13,973,703	(43,922)
304	5 Yr. U.S. Treasury Notes	Mar. 2008	33,473,250	33,464,776	(8,474)

					$(58,738)

Forward foreign currency exchange contracts outstanding at November 30, 2007:

Purchase Contracts		Value Payable at Settlement Date	Value at November 30, 2007	Unrealized Appreciation (Depreciation)
Australian Dollar, expiring 12/17/07	AUD	$852,155	$846,376	$(5,779)
Euro, expiring 12/19/07	EUR	2,328,596	2,296,562	(32,034)
Icelandic Krona, expiring 12/14/07	ISK	892,598	891,637	(961)
New Zealand Dollar, expiring 12/17/07	NZD	805,815	810,907	5,092
Polish Zloty, expiring 12/18/07	PLN	820,900	818,030	(2,870)
Pound Sterling, expiring 12/19/07	GBP	667,769	667,061	(708)

		$6,367,833	$6,330,573	$(37,260)

Sales Contracts		Value Receivable at Settlement Date	Value at November 30, 2007	Unrealized Appreciation (Depreciation)
Australian Dollar, expiring 12/17/07	AUD	$408,700	$415,680	$(6,980)
Euro, expiring 12/19/07	EUR	1,230,800	1,222,303	8,497
Hungarian Forint, expiring 12/18/07	HUF	2,684,157	2,670,139	14,018
Icelandic Krona, expiring 12/14/07	ISK	492,726	496,094	(3,368)
Polish Zloty, expiring 12/18/07	PLN	3,452,750	3,473,708	(20,958)

		$8,269,133	$8,277,924	$(8,791)

Interest rate swap agreements outstanding at November 30, 2007:

Counterparty	Termination Date	Notional Amount (000) #	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	8/14/12	$10,200	5.20857%	3 month LIBOR	$(317,967)
Morgan Stanley Capital Services, Inc.(a)	9/25/12	11,500	4.94079	3 month LIBOR	377,862
Deutsche Bank AG(a)	11/16/12	21,500	4.65517	3 month LIBOR	466,880
Merrill Lynch Capital Services, Inc.(a)	8/2/17	5,870	5.52959	3 month LIBOR	497,729
Merrill Lynch Capital Services, Inc.(b)	8/8/17	32,000	5.43443	3 month LIBOR	1,578,393
Deutsche Bank AG(a)	11/19/17	74,160	5.585	3 month LIBOR	453,600
Deutsche Bank AG(b)	11/19/27	31,680	5.69	3 month LIBOR	(375,883)

					$2,680,614

LIBOR –	London Interbank Offered Rate
(a)	The Fund pays the floating rate and receives the fixed rate.
(b)	The Fund pays the fixed rate and receives the floating rate.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with Prudential Investments LLC (“PI” or “Manager”) to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and the Short-Term Bond Series (the “Series”), separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Income Fund, Inc.

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 24, 2008

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.